Unsecured senior notes (Details) ¥ in Millions, $ in Millions	1 Months Ended
	Nov. 30, 2014 USD ($)	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)
Unsecured senior notes
Amounts		$ 7,903	¥ 48,994
Unsecured senior notes
Unsecured senior notes
Principal amount | $	$ 8,000
Amounts			48,994
Unamortized discount			144
Total senior unsecured notes			49,138
US$8.0 billion syndicated loan denominated in US$
Unsecured senior notes
Repayment of facility | $	8,000
US$300 million floating rate notes due 2017 | Unsecured senior notes
Unsecured senior notes
Principal amount | $	300
Amounts			¥ 1,843
Effective interest rate		0.85%	0.85%
US$1,000 million 1.625% notes due 2017 | Unsecured senior notes
Unsecured senior notes
Principal amount | $	$ 1,000
Fixed interest rate	1.625%
Amounts			¥ 6,136
Effective interest rate		1.73%	1.73%
US$2,250 million 2.500% notes due 2019 | Unsecured senior notes
Unsecured senior notes
Principal amount | $	$ 2,250
Fixed interest rate	2.50%
Amounts			¥ 13,770
Effective interest rate		2.64%	2.64%
US$1,500 million 3.125% notes due 2021 | Unsecured senior notes
Unsecured senior notes
Principal amount | $	$ 1,500
Fixed interest rate	3.125%
Amounts			¥ 9,174
Effective interest rate		3.24%	3.24%
US$2,250 million 3.600% notes due 2024 | Unsecured senior notes
Unsecured senior notes
Principal amount | $	$ 2,250
Fixed interest rate	3.60%
Amounts			¥ 13,795
Effective interest rate		3.66%	3.66%
US$700 million 4.500% notes due 2034 | Unsecured senior notes
Unsecured senior notes
Principal amount | $	$ 700
Fixed interest rate	4.50%
Amounts			¥ 4,276
Effective interest rate		4.59%	4.59%